Segment Information (Narrative) (Details) (Central [Member], Mexico [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Central [Member] | Mexico [Member]
Segment Reporting Information [Line Items]
Rental revenues	$ 7,000,000	$ 5,400,000	$ 5,000,000
Net assets	$ 77,000,000	$ 76,500,000